Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)
Restricted Net Assets [Abstract]
Restricted net assets	¥ 138,479	$ 19,239	¥ 111,490